Accounts and Other Receivables - Provision for Doubtful Trade Debts (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 1.3	$ 0.9	$ 1.1
Adjustment to provision	2.8	0.6	(0.1)
Write-offs, net of recoveries	(1.2)	(0.2)	(0.1)
Balance at end of period	$ 2.9	$ 1.3	$ 0.9